Investment and return - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents held by central finance companies	€ 900
Percentage of cash and cash equivalents held by central finance companies	21.00%
Cash and cash equivalents held with foreign subsidiaries	€ 3,300
Percentage of cash and cash equivalents held with foreign subsidiaries	79.00%
Cash and cash equivalents held by entity unavailable for use by group	€ 98	€ 449
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	6	97
Cash
Disclosure of cash and cash equivalents [line items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	6	81
Bond Securities
Disclosure of cash and cash equivalents [line items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	€ 0	€ 16